PROSPECTUS SUPPLEMENT
                             DATED SEPTEMBER 6, 2002


                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2002
                       AND SUPPLEMENT DATED JUNE 24, 2002
                               THE CONSECO ADVISOR
   AN INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                    CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
                                       AND
                       CONSECO VARIABLE INSURANCE COMPANY

         The purpose of this supplement is to remove any restrictions on the transfer of your Fixed Account Value from the Fixed Account to any Subaccount for the Advisor Variable Annuity.

         As of the date of this supplement through October 31, 2002, you may transfer up to 100% of your Fixed Account Value from the Fixed Account to the Subaccounts. You will not be charged a transfer fee for any of the transfers you make during this period. During this period, there will be no limitations or restrictions on your ability to transfer your Fixed Account Value from the Fixed Account to any Subaccount.

PLEASE USE THIS SUPPLEMENT WITH YOUR CONSECO ADVISOR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP THEM TOGETHER FOR FUTURE REFERENCE.

                                                                CV-SUPP-ADV-9.02